UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
December 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--93.1%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.1%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	1/1/19	5,000,000	5,570,750
Arizona--2.0%
Arizona School Facilities Board,
COP	5.00	9/1/20	2,500,000	2,892,875
Phoenix Civic Improvement
Corporation, Junior Lien
Wastewater System Revenue	5.00	7/1/18	3,150,000	3,464,433
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project)	5.00	7/1/17	3,000,000	3,189,810
Arkansas--.2%
Arkansas Development Finance
Authority, HR (Washington
Regional Medical Center)	5.00	2/1/20	1,070,000	1,192,825
California--1.8%
California,
GO (Various Purpose)	5.00	12/1/19	3,105,000	3,559,789
California State Public Works
Board, LR (Judicial Council of
California) (New Stockton
Courthouse)	5.00	10/1/19	1,500,000	1,709,550
North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.00	9/1/17	1,430,000	1,519,032
University of California Regents,
General Revenue	5.00	5/15/20	1,500,000	1,747,590
Colorado--.9%

City and County of Denver,
Airport System Subordinate
Revenue	5.00	11/15/18	1,180,000	1,298,378
Colorado Educational and Cultural
Facilities Authority, Revenue
(Johnson and Wales University
Project)	5.00	4/1/18	2,000,000	2,156,580
Jefferson County School District
Number R-1, GO	3.00	12/15/16	1,000,000	1,023,110
Connecticut--1.0%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	4.00	9/1/18	2,750,000	2,967,222
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/19	1,500,000	1,699,680
District of Columbia--.3%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/16	1,200,000	1,249,824
Florida--8.0%
Broward County School Board,
COP (Master Purchase Agreement)	5.00	7/1/16	1,500,000	1,534,890
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	5,700,000	6,474,687
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/19	5,000,000	5,586,850
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	3,425,000	3,762,534
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/17	4,365,000	4,641,174

Florida Department of
Transportation, Turnpike Revenue	5.00	7/1/19	3,270,000	3,700,659
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/20	1,850,000	2,148,701
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa
Project)	4.00	4/1/16	1,250,000	1,259,600
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/19	1,200,000	1,360,776
Miami-Dade County,
Aviation Revenue	4.00	10/1/17	3,725,000	3,918,327
Miami-Dade County,
Aviation Revenue	5.00	10/1/20	3,100,000	3,565,217
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	4.00	9/1/17	1,055,000	1,105,840
Georgia--3.9%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/16	4,950,000	5,136,763
Main Street Natural Gas, Inc.,
Gas Project Revenue (Guaranty
Agreement; JPMorgan Chase Bank)	5.00	3/15/19	2,000,000	2,209,620
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.00	1/1/19	2,315,000	2,576,363
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.00	1/1/20	5,475,000	6,250,589
Public Gas Partners, Inc.,
Gas Project Revenue (Gas
Supply Pool Number 1)	5.00	10/1/16	2,800,000	2,895,452
Illinois--10.0%

Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.00	1/1/18	1,105,000	1,182,284
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,350,000	4,532,047
Chicago,
GO (Modern Schools Across
Chicago Program)	5.00	12/1/21	3,555,000	3,777,330
Chicago,
Second Lien Water Revenue
Project (Insured; Assured
Guaranty Municipal Corp.)	4.25	11/1/18	1,050,000	1,111,047
Chicago,
Wastewater Transmission Second
Lien Revenue	5.00	1/1/20	1,000,000	1,104,230
Greater Chicago Metropolitan Water
Reclamation District, GO	5.00	12/1/19	1,700,000	1,934,039
Greater Chicago Metropolitan Water
Reclamation District, GO	5.00	12/1/20	1,850,000	2,150,902
Illinois,
Sales Tax Revenue (Build
Illinois Bonds)	5.00	6/15/17	5,570,000	5,896,848
Illinois,
Sales Tax Revenue (Build
Illinois Bonds) (Insured;
National Public Finance
Guarantee Corp.)	5.75	6/15/18	2,930,000	3,247,817
Illinois Finance Authority,
Revenue (OFS Healthcare System)	5.00	11/15/20	2,405,000	2,747,785
Illinois Finance Authority,
Revenue (The University of
Chicago)	5.00	10/1/20	2,590,000	3,017,946
Illinois Finance Authority,
Revenue (The University of

Chicago)	5.00	10/1/20	1,200,000		1,400,688
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center)	5.00	8/15/16	2,105,000		2,164,445
Kane County Forest Preserve
District, GO	4.00	12/15/16	6,000,000		6,187,020
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/18	5,500,000		5,958,755
Springfield,
Senior Lien Electric Revenue	5.00	3/1/20	2,000,000		2,262,960
Indiana--.6%
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/20	1,000,000		1,128,120
Rockport,
PCR (Indiana Michigan Power
Company Project)	1.75	6/1/18	2,000,000		2,007,780
Kansas--.5%
Kansas Department of
Transportation, Highway Revenue	0.56	9/1/19	1,180,000	[a]	1,171,728
Kansas Turnpike Authority,
Turnpike Revenue	5.00	9/1/17	1,255,000		1,342,072
Louisiana--1.9%
East Baton Rouge Sewerage
Commission, Revenue	5.00	2/1/20	1,000,000		1,145,760
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue	5.00	6/1/20	3,100,000		3,529,691
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/18	4,250,000		4,622,895
Maryland--1.2%
Maryland,
GO (State and Local Facilities
Loan)	5.25	8/1/20	5,000,000		5,900,400
Massachusetts--.1%

Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	650,000
Michigan--4.7%
Michigan,
State Trunk Line Revenue	5.00	11/15/17	3,830,000	4,127,016
Michigan Building Authority,
Revenue (Facilities Program)	5.00	4/15/20	2,200,000	2,523,554
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/20	1,000,000	1,136,340
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of
the City of Detroit State
Qualified Unlimited Tax GO
Local Project Bonds)	5.00	5/1/19	4,250,000	4,723,492
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/17	3,000,000	3,130,200
Michigan Finance Authority,
Student Loan Revenue	5.00	11/1/19	1,600,000	1,763,744
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/19	5,000,000	5,527,450
Minnesota--1.5%
Minnesota,
State General Fund
Appropriation Bonds	5.00	3/1/17	5,470,000	5,747,001
University of Minnesota Regents,
GO	5.00	12/1/16	1,520,000	1,583,110

Missouri--1.7%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/20	3,630,000	4,138,127
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Iatan 2
Project)	4.00	1/1/19	1,500,000	1,622,940
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Prairie State
Project)	5.00	12/1/19	2,335,000	2,661,270
Nebraska--.7%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/19	3,150,000	3,518,487
Nevada--1.6%
Nevada,
Highway Revenue (Motor Vehicle
Fuel Tax)	4.00	12/1/17	5,000,000	5,305,150
Nevada,
Unemployment Compensation Fund
Special Revenue	5.00	6/1/18	2,500,000	2,700,800
New Jersey--3.2%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/17	2,000,000	2,082,620
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/20	1,275,000	1,389,227
New Jersey Educational Facilities
Authority, Higher Education
Facilities Trust Fund Revenue	5.00	6/15/19	1,980,000	2,130,916
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/20	3,000,000	3,335,340
New Jersey Turnpike Authority,

Turnpike Revenue	0.56	1/1/18	2,500,000	[a]	2,484,775
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/19	3,720,000		4,130,651
New Mexico--1.5%
Albuquerque Bernalillo County
Water Utility Authority,
Senior Lien Joint Water and
Sewer System Revenue	5.00	7/1/20	1,675,000		1,953,033
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.68	8/1/17	5,395,000	[a]	5,416,094
New York--16.9%
Long Island Power Authority,
Electric System General Revenue	1.05	11/1/18	2,500,000	[a]	2,502,575
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	5,000,000		5,196,700
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,500,000		1,616,970
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/18	1,000,000		1,111,840
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/19	4,330,000		4,950,705
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/20	1,500,000		1,755,480
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/20	1,500,000		1,755,480
New York City,
GO	5.00	8/1/18	2,500,000		2,752,000
New York City,
GO	5.00	8/1/19	5,750,000		6,515,440
New York City,

GO	5.00	8/1/20	3,830,000	4,451,073
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/17	2,000,000	2,102,520
New York City Transitional Finance
Authority, Building Aid Revenue	5.00	7/15/20	1,500,000	1,736,700
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue (Escrowed
to Maturity)	5.00	11/1/16	955,000	990,688
New York City Transitional Finance
Authority, Revenue (New York
City Recovery)	5.00	11/1/17	3,550,000	3,819,268
New York State Dormitory
Authority, Revenue (State
University of New York
Dormitory Facilities)	5.00	7/1/18	1,750,000	1,923,320
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	5,000,000	5,259,150
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/19	2,500,000	2,802,725
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/19	3,535,000	3,963,053
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/20	4,000,000	4,618,040
New York State Thruway Authority,
General Revenue Junior

Indebtedness Obligations	5.00	5/1/19	3,000,000		3,370,500
New York State Transportation
Develpoment Corporation,
Special Facility Revenue
(Terminal One Group
Association, L.P. Project)	5.00	1/1/19	5,000,000		5,516,150
Port Authority of New York and New
Jersey (Consolidated Bonds,
175th Series)	5.00	12/1/17	3,000,000		3,236,640
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/20	3,400,000		3,912,754
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	1,500,000		1,587,855
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.51	12/3/19	5,000,000	[a]	4,937,450
North Carolina--.6%
Charlotte,
Water and Sewer System Revenue	5.00	7/1/20	2,400,000		2,800,656
Ohio--.9%
Ohio,
Common Schools GO Bonds	5.00	3/15/17	4,000,000		4,209,120
Pennsylvania--3.4%
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/17	10,835,000		11,525,623
Philadelphia,
Gas Works Revenue	5.00	8/1/20	4,335,000		4,986,724
Rhode Island--.5%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/20	2,020,000		2,295,387
Tennessee--1.5%

Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.25	9/1/21	2,000,000		2,333,700
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue (Guaranteed Agreement;
Goldman Sachs Group, Inc.)	5.00	2/1/21	2,905,000		3,327,213
Tennessee State School Bond
Authority, Higher Educational
Facilities Second Program Bonds	5.00	11/1/19	1,350,000		1,542,497
Texas--13.4%
Arlington Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/19	1,295,000		1,449,364
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/17	7,400,000		7,936,204
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/18	1,000,000		1,106,300
Dallas Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/17	1,995,000		2,132,376
Dickinson Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/20	3,260,000		3,749,652
Harris County-Houston Sports
Authority, Senior Lien Revenue	5.00	11/15/19	1,500,000		1,705,410
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/19	1,380,000		1,575,574
Houston,
Combined Utility System First
Lien Revenue	0.91	5/1/20	5,000,000	[a]	4,978,850

Houston,
Public Improvement GO	5.00	3/1/18	5,000,000	5,435,500
Houston,
Public Improvement GO	5.00	3/1/20	2,800,000	3,216,584
Lake Travis Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	4.00	2/15/18	4,640,000	4,945,451
Love Field Airport Modernization
Corporation, General Airport
Revenue	5.00	11/1/20	1,000,000	1,147,030
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/16	2,340,000	2,414,061
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	4.00	5/15/20	1,000,000	1,106,830
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/20	2,000,000	2,275,780
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/20	1,025,000	1,162,494
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/16	1,000,000	1,032,520
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/20	6,000,000	6,903,420
San Antonio,
Water System Junior Lien
Revenue	5.00	5/15/19	1,000,000	1,125,660
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/17	1,360,000	1,428,870

Texas,
GO (College Student Loan Bonds)	5.00	8/1/21	4,115,000	4,844,590
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	10/1/20	3,000,000	3,512,280
Utah--2.0%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	4.00	7/1/17	7,000,000	7,335,510
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.00	7/1/19	2,000,000	2,258,260
Virginia--1.1%
Virginia Public School Authority,
School Technology and Security
Notes	5.00	4/15/18	5,000,000	5,461,600
Washington--3.7%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/18	5,000,000	5,499,100
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/20	3,000,000	3,413,760
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/17	1,950,000	2,067,351
Tobacco Settlement Authority of
Washington, Tobacco Settlement
Revenue	5.00	6/1/18	3,650,000	3,961,418
Washington,
GO (Various Purpose)	5.00	7/1/20	2,465,000	2,862,999
Wisconsin--.7%
Wisconsin,
GO	5.00	5/1/19	3,000,000	3,382,590
Total Investments (cost $450,684,919)			93.1%	453,508,800
Cash and Receivables (Net)			6.9%	33,575,374
Net Assets			100.0%	487,084,174

a Variable rate security--interest rate subject to periodic change.

At December 31, 2015, net unrealized appreciation on investments was $2,823,881 of which $3,025,363 related to appreciated investment securities and $201,482 related to depreciated investment securities. At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	453,508,800	-	453,508,800

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)